Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other general administrative expenses
Schedule of Other general administrative expenses

	2015	2016	2017

Maintenance, conservation and repair	968	1,073	1,227
Technology and systems	2,334	2,555	2,790
Stationery and supplies	212	197	215
Advertising and communications	722	901	968
Rents	1,836	1,839	1,963
Administrative services	502	926	936
Taxes other than income tax	1,280	1,360	1,454
Surveillance and cash courier services	611	699	894
Insurance premiums	70	82	78
Travel costs	298	215	293
Other administrative expenses	1,322	1,336	1,871
	10,155	11,183	12,689

Schedule of audit and tax services

	2015	2016	2017

Audit fees and audit-related fees (*)	40	58	72
Tax fees	2	—	1
	42	58	73
(*)The audit-related fees amounted to 8 million pesos in 2016 and 14 million pesos in 2017.